[Letterhead of Hartford Life Insurance Company]



                                                                  March 30, 2006

BY EDGAR
--------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                         Hartford Life Insurance Company
            Registration Statement on Form S-3 (File No. 333-130089)
            --------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Hartford Life Insurance Company (the "Registrant"), we are transmitting for filing in electronic format pursuant to Rule 101(a)(1)(i) of Regulation S-T, the registration statement on Form S-3 referenced above, as amended by Pre-Effective Amendments No. 1, 2 and 3 (the "Registration Statement"), including all exhibits not previously filed, relating to the Registrant's secured notes program. Pursuant to Rule 429 under the Securities Act of 1933, each prospectus filed with this Registration Statement is a combined prospectus that relates to a total of $4,000,000,000 of secured notes and funding agreements, including (i) $124,095,000 of secured notes and funding agreements with respect to which a filing fee of $13,278.17 is being paid to the Commission in connection with the filing of this Pre-Effective Amendment No. 3 to Registration Statement No. 333-130089, (ii) $1,000,000 of secured notes and funding agreements with respect to which a filing fee of $107.00 was paid to the Commission on December 2, 2005 in connection with the filing of Registration Statement No. 333-130089, (iii) $421,063,000 of secured notes and funding agreements registered under registration statement No. 333-112244, which registration statement was declared effective on September 7, 2004, and (iv) $3,453,842,000 of secured notes and funding agreements registered under registration statement No. 333-123441, which registered statement was declared effective on April 15, 2005.

         In connection with the filing of the Registration Statement today, the Registrant has submitted by facsimile and EDGAR to Mr. John Stickel of the Division of Corporation Finance a request for acceleration of the effective date of the Registration Statement to Friday, March 31, 2006 at 5:00 p.m. or as soon thereafter as is practicable.

         The Registrant also hereby acknowledges that:

              o The Registrant is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

              o Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the Registration Statement; and

              o The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Should you have any questions or comments, please telephone the undersigned at (860) 843-6320.

                                      Very truly yours,

                                      /s/ John F. Kennedy

                                      John F. Kennedy, Associate Counsel


cc:      Matthew E. Kaplan
         Debevoise & Plimpton LLP